SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
Summary of the activity under the share option scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Forfeited	(106,830)	0.07	2.55	—	—
Exercised	(5,840,430)	0.07	0.68	—	—
Outstanding, December 31, 2025	14,471,178	0.07	0.97	3.71	8,901
Vested and expected to vest at December 31, 2025	14,471,178	0.07	0.97	3.71	8,901
Exercisable at December 31, 2025	13,944,203	0.07	0.93	3.64	8,577

Summary of the activity for the restricted shares issued under the share award scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

			Aggregate
	Number of	Weighted-average	intrinsic
	shares	grant-date fair value	value
		US$	US$
Outstanding, December 31, 2024	4,079,582	1.82	2,853
Vested	(2,333,820)	1.66	—
Forfeited	(321,195)	2.07	—
Outstanding, December 31, 2025	1,424,567	2.03	982
Expected to vest at December 31, 2025	1,424,567	2.03	982

Summary of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cost of revenues	9,756	16,868	38,275	5,472
Selling and marketing expenses	6,977	45,572	95,997	13,728
General and administrative expenses	114,766	101,106	255,261	36,502
Research and development expenses	50,146	50,895	57,376	8,205
	181,645	214,441	446,909	63,907

2013 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the options issued under the share award scheme

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	13,272,900	0.87	0.32	4.97	—
Exercised	(3,367,365)	0.87	0.29	—	—
Outstanding, December 31, 2025	9,905,535	0.87	0.33	3.97	—
Vested and expected to vest at December 31, 2025	9,905,535	0.87	0.33	3.97	—
Exercisable at December 31, 2025	9,905,535	0.87	0.33	3.97	—

2021 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the options issued under the share award scheme

A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Granted	127,899,901	0.01	0.75	—	—
Exercised	(54,125,280)	0.01	0.30	—	—
Forfeited	(4,802,299)	0.01	0.39	—	—
Outstanding, December 31, 2025	195,479,048	0.01	0.55	8.44	132,796
Vested and expected to vest at December 31, 2025	195,479,048	0.01	0.55	8.44	132,796
Exercisable at December 31, 2025	96,416,390	0.01	0.39	7.81	65,768